UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06203)

Exact name of registrant as specified in charter: Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.2%)
FTD Group, Inc.	482,700	$7,182,576
Omnicom Group, Inc.	45,900	2,207,331
		9,389,907

Aerospace and Defense (4.9%)
Alliant Techsystems, Inc. (NON) (S)	56,200	6,142,660
Boeing Co. (The)	46,800	4,913,532
Curtiss-Wright Corp. (S)	93,800	4,455,500
Goodrich Corp. (S)	71,800	4,898,914
L-3 Communications Holdings, Inc.	81,900	8,365,266
Lockheed Martin Corp.	42,000	4,556,580
United Technologies Corp.	65,500	5,271,440
		38,603,892

Airlines (0.2%)
US Airways Group, Inc. (NON)	66,100	1,735,125

Automotive (1.0%)
BorgWarner, Inc.	42,300	3,871,719
Harley-Davidson, Inc.	50,400	2,328,984
Tenneco Automotive, Inc. (NON) (S)	46,676	1,447,423
		7,648,126

Banking (1.6%)
New York Community Bancorp, Inc.	338,300	6,444,615
U.S. Bancorp	63,200	2,055,896
Wells Fargo & Co.	118,700	4,228,094
		12,728,605

Basic Materials (0.4%)
Ceradyne, Inc. (NON) (S)	38,000	2,878,120

Biotechnology (1.0%)
Medicines Co. (NON) (S)	136,700	2,434,627
PDL BioPharma, Inc. (NON) (S)	256,300	5,538,643
		7,973,270

Building Materials (1.0%)
American Standard Cos., Inc.	44,800	1,595,776
Genlyte Group, Inc. (The) (NON) (S)	32,887	2,113,319
Sherwin-Williams Co. (The)	67,600	4,441,996
		8,151,091

Chemicals (1.8%)
Albemarle Corp.	105,300	4,654,260
Lubrizol Corp. (The)	42,700	2,778,062
Sigma-Adrich Corp.	68,800	3,353,312
Terra Industries, Inc. (NON)	120,100	3,754,326
		14,539,960

Commercial and Consumer Services (3.7%)
Chemed Corp.	43,600	2,710,176
Dun & Bradstreet Corp. (The)	15,544	1,532,794
Equifax, Inc.	29,800	1,135,976
Jackson Hewitt Tax Service, Inc. (S)	234,300	6,551,028
Morningstar, Inc. (NON) (S)	29,700	1,823,580
Pre-Paid Legal Services, Inc. (NON)	70,502	3,910,041
URS Corp. (NON)	95,600	5,396,620
Watson Wyatt Worldwide, Inc. Class A	139,800	6,282,612
		29,342,827

Communications Equipment (2.1%)
Cisco Systems, Inc. (NON)	238,733	7,904,450
Comtech Telecommunications Corp. (NON)	57,300	3,064,977
F5 Networks, Inc. (NON)	70,400	2,618,176
Harris Corp.	57,338	3,313,563
		16,901,166

Computers (5.3%)
Agilysys, Inc.	104,441	1,765,053
ANSYS, Inc. (NON) (S)	172,100	5,880,657
Apple Computer, Inc. (NON)	31,900	4,897,926
Avocent Corp. (NON) (S)	156,200	4,548,544
Commvault Systems, Inc. (NON)	201,415	3,730,206
Dell, Inc. (NON)	82,100	2,265,960
Electronics for Imaging, Inc. (NON) (S)	151,300	4,063,918
Insight Enterprises, Inc. (NON)	104,300	2,691,983
Jack Henry & Associates, Inc.	242,000	6,258,120

National Instruments Corp.	167,000	5,733,110
Research in Motion, Ltd. (Canada) (NON)	5,300	522,315
		42,357,792

Conglomerates (0.5%)
Danaher Corp.	51,800	4,284,378

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	136,700	5,886,302

Consumer Finance (1.2%)
American Express Co.	37,600	2,232,312
Capital One Financial Corp.	45,500	3,022,565
Countrywide Financial Corp.	94,246	1,791,616
Mastercard, Inc. Class A	16,400	2,426,708
		9,473,201

Consumer Goods (1.2%)
Jarden Corp. (NON) (S)	133,200	4,121,208
Procter & Gamble Co. (The)	71,000	4,994,140
		9,115,348

Consumer Services (1.3%)
Liberty Media Holding Corp. - Interactive Class A (NON)	44,200	849,082
Nutri/System, Inc. (NON) (S)	109,400	5,129,766
SRA International, Inc. Class A (NON)	99,500	2,793,960
WebMD Health Corp. Class A (NON)	35,954	1,873,203
		10,646,011

Electronics (5.7%)
Altera Corp.	242,700	5,844,216
Amphenol Corp. Class A	176,900	7,033,544
Avnet, Inc. (NON)	209,500	8,350,670
General Cable Corp. (NON)	51,300	3,443,256
Intermec, Inc. (NON) (S)	99,924	2,610,015
Mentor Graphics Corp. (NON)	312,000	4,711,200
Microchip Technology, Inc.	34,900	1,267,568
Silicon Laboratories, Inc. (NON)	66,700	2,785,392
Spreadtrum Communications, Inc. ADR (China) (NON) (S)	148,800	2,112,960
Trimble Navigation, Ltd. (NON)	90,100	3,532,821
TTM Technologies, Inc. (NON) (S)	271,600	3,142,412
		44,834,054

Energy (5.1%)
Cameron International Corp. (NON)	74,500	6,875,605
ENSCO International, Inc. (S)	75,500	4,235,550
FMC Technologies, Inc. (NON)	79,500	4,583,970
Grant Prideco, Inc. (NON)	98,920	5,393,118
Halliburton Co. (S)	77,300	2,968,320
Helix Energy Solutions Group, Inc. (NON)	55,400	2,352,284
National-Oilwell Varco, Inc. (NON)	36,500	5,274,250
Smith International, Inc. (S)	71,000	5,069,400
Tidewater, Inc.	51,600	3,242,544
		39,995,041

Energy (Other) (0.7%)
JA Solar Holdings Co., Ltd. ADR (China) (NON)	32,828	1,475,619
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	107,000	4,269,300
		5,744,919

Engineering & Construction (1.2%)
McDermott International, Inc. (NON)	179,700	9,718,176

Entertainment (0.3%)
Town Sports International Holdings, Inc. (NON) (S)	179,800	2,734,758

Environmental (1.0%)
Foster Wheeler, Ltd. (NON) (S)	58,900	7,732,392

Financial (2.5%)
Advanta Corp. Class B	91,550	2,510,301
Assurant, Inc.	23,200	1,241,200
FCStone Group, Inc. (NON)	48,672	1,570,645
Intercontinental Exchange, Inc. (NON)	44,600	6,774,740
MGIC Investment Corp.	15,400	497,574
Moody's Corp.	29,500	1,486,800
Nasdaq Stock Market, Inc. (The) (NON)	155,100	5,844,168
		19,925,428

Health Care Services (7.5%)
Aetna, Inc.	49,500	2,686,365
Amedisys, Inc. (NON) (S)	142,800	5,486,376
Charles River Laboratories International, Inc. (NON)
(S)	74,800	4,200,020
DaVita, Inc. (NON)	125,400	7,922,772
Express Scripts, Inc. (NON)	50,000	2,791,000
Health Net, Inc. (NON)	60,400	3,264,620

Laboratory Corp. of America Holdings (NON) (S)	117,700	9,207,671
LifePoint Hospitals, Inc. (NON)	76,939	2,308,939
Lincare Holdings, Inc. (NON)	166,100	6,087,565
Medco Health Solutions, Inc. (NON)	33,200	3,000,948
UnitedHealth Group, Inc.	88,000	4,261,840
WellCare Health Plans, Inc. (NON)	42,500	4,480,775
WellPoint, Inc. (NON)	43,500	3,433,020
		59,131,911

Homebuilding (0.1%)
NVR, Inc. (NON) (S)	2,201	1,035,020

Household Furniture and Appliances (0.9%)
Select Comfort Corp. (NON) (S)	126,100	1,759,095
Whirlpool Corp.	63,200	5,631,120
		7,390,215

Insurance (1.4%)
American International Group, Inc.	113,800	7,698,570
Berkshire Hathaway, Inc. Class B (NON)	277	1,094,704
Hilb, Rogal & Hamilton Co.	52,800	2,287,824
		11,081,098

Investment Banking/Brokerage (3.2%)
Affiliated Managers Group (NON)	26,300	3,353,513
Bear Stearns Cos., Inc. (The)	38,100	4,679,061
BlackRock, Inc.	11,000	1,907,510
Blackstone Group LP (The) (NON)	65,300	1,637,724
Franklin Resources, Inc.	13,900	1,772,250
Goldman Sachs Group, Inc. (The)	31,600	6,848,984
MF Global, Ltd. (NON)	135,858	3,939,882
T. Rowe Price Group, Inc.	25,400	1,414,526
		25,553,450

Lodging/Tourism (0.9%)
Las Vegas Sands Corp. (NON) (S)	11,000	1,467,620
Wyndham Worldwide Corp.	165,800	5,431,608
		6,899,228

Machinery (3.5%)
AGCO Corp. (NON)	76,100	3,863,597
Caterpillar, Inc.	52,100	4,086,203
Gardner Denver, Inc. (NON)	62,400	2,433,600
Joy Global, Inc.	18,600	945,996
Lincoln Electric Holdings, Inc.	86,300	6,697,743
Manitowoc Co., Inc. (The)	34,982	1,549,003
Parker-Hannifin Corp.	65,700	7,347,231
Terex Corp. (NON)	11,400	1,014,828
		27,938,201

Manufacturing (0.7%)
Actuant Corp. Class A (S)	86,200	5,600,414

Media (0.4%)
Walt Disney Co. (The)	100,350	3,451,037

Medical Technology (4.7%)
Becton, Dickinson and Co.	28,900	2,371,245
C.R. Bard, Inc. (S)	64,400	5,679,436
DENTSPLY International, Inc.	130,100	5,417,364
Hospira, Inc. (NON)	129,700	5,376,065
Kinetic Concepts, Inc. (NON) (S)	49,880	2,807,246
Medtronic, Inc. (S)	66,300	3,739,983
Meridian Bioscience, Inc. (S)	55,300	1,676,696
Respironics, Inc. (NON)	132,300	6,354,369
Waters Corp. (NON)	53,900	3,606,988
		37,029,392

Metals (2.4%)
Cleveland-Cliffs, Inc. (S)	53,500	4,706,395
Freeport-McMoRan Copper & Gold, Inc. Class B	22,600	2,370,514
PAN American Silver Corp. (Canada) (NON)	134,100	3,875,490
Quanex Corp.	83,400	3,918,132
Steel Dynamics, Inc. (S)	90,200	4,212,340
		19,082,871

Oil & Gas (4.3%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	69,900	4,549,791
ConocoPhillips	48,600	4,265,622
Devon Energy Corp.	45,200	3,760,640
EOG Resources, Inc.	26,500	1,916,745
Helmerich & Payne, Inc.	127,100	4,172,693
Hess Corp.	28,200	1,876,146
Occidental Petroleum Corp.	48,100	3,082,248
Tesoro Corp.	164,100	7,551,882
Valero Energy Corp.	37,200	2,499,096

		33,674,863

Pharmaceuticals (3.2%)
Cephalon, Inc. (NON) (S)	111,200	8,124,272
Johnson & Johnson	77,400	5,085,180
Salix Pharmaceuticals, Ltd. (NON) (S)	313,412	3,892,577
Sepracor, Inc. (NON)	140,200	3,855,500
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	23,400	1,040,598
Valeant Pharmaceuticals International (NON) (S)	200,200	3,099,096
		25,097,223

Publishing (0.5%)
McGraw-Hill Cos., Inc. (The)	83,500	4,250,985

Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A (NON)	89,207	2,483,523
Realex Properties Corp. (Canada)	430	519
		2,484,042

Restaurants (1.2%)
Domino's Pizza, Inc. (S)	144,800	2,402,232
Sonic Corp. (NON) (S)	104,000	2,433,600
Starbucks Corp. (NON)	93,000	2,436,600
Yum! Brands, Inc.	77,000	2,604,910
		9,877,342

Retail (6.1%)
Abercrombie & Fitch Co. Class A (SEG)	82,500	6,657,750
Aeropostale, Inc. (NON)	175,000	3,335,500
Best Buy Co., Inc. (S)	76,100	3,502,122
Brown Shoe Co., Inc.	132,000	2,560,800
CROCS, Inc. (NON)	41,700	2,804,325
CVS Caremark Corp.	105,400	4,177,002
Dress Barn, Inc. (NON) (S)	219,300	3,730,293
Expedia, Inc. (NON)	101,000	3,219,880
Home Depot, Inc. (The)	65,100	2,111,844
Lowe's Cos., Inc.	82,200	2,303,244
Ross Stores, Inc.	46,600	1,194,824
Staples, Inc.	168,800	3,627,512
USANA Health Sciences, Inc. (NON) (S)	133,700	5,849,375
Wolverine World Wide, Inc.	103,400	2,833,160
		47,907,631

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	50,500	3,037,575
Career Education Corp. (NON)	86,000	2,407,140
		5,444,715

Semiconductor (1.5%)
Advanced Energy Industries, Inc. (NON) (S)	199,100	3,006,410
Applied Materials, Inc.	105,600	2,185,920
Brooks Automation, Inc. (NON)	32,592	464,110
KLA-Tencor Corp.	15,700	875,746
Lam Research Corp. (NON) (S)	72,200	3,845,372
Mattson Technology, Inc. (NON)	148,132	1,281,342
		11,658,900

Shipping (0.4%)
Omega Navigation Enterprises, Inc. (Marshall Islands)
(S)	170,500	3,398,065

Software (3.7%)
Adobe Systems, Inc. (NON)	74,400	3,248,304
Autodesk, Inc. (NON)	34,100	1,703,977
BMC Software, Inc. (NON)	105,700	3,301,011
Cadence Design Systems, Inc. (NON) (S)	167,000	3,705,730
Informatica Corp. (NON)	257,500	4,042,750
JDA Software Group, Inc. (NON) (S)	158,900	3,282,874
Microsoft Corp.	196,600	5,791,836
Oracle Corp. (NON)	196,200	4,247,730
		29,324,212

Technology (1.1%)
Affiliated Computer Services, Inc. Class A (NON)	79,800	4,009,152
ON Semiconductor Corp. (NON) (S)	348,900	4,382,184
		8,391,336

Technology Services (2.7%)
Accenture, Ltd. Class A (Bermuda)	46,000	1,851,500
Automatic Data Processing, Inc.	31,600	1,451,388
Cognizant Technology Solutions Corp. (NON)	21,000	1,675,170
DST Systems, Inc. (NON)	67,400	5,783,594
eBay, Inc. (NON)	86,400	3,371,328
Google, Inc. Class A (NON) (S)	12,641	7,170,860
		21,303,840

Telecommunications (0.4%)

j2 Global Communications, Inc. (NON)	92,340	3,022,288

Textiles (0.6%)
Maidenform Brands, Inc. (NON)	307,154	4,877,606

Toys (0.3%)
RC2 Corp. (NON) (S)	72,900	2,018,601

Transportation Services (0.7%)
Expeditors International of Washington, Inc.	18,200	860,860
Landstar Systems, Inc.	110,700	4,646,079
		5,506,939

Trucks & Parts (0.1%)
WABCO Holdings, Inc.	18,100	846,175

Total common stocks (cost $718,515,342)		$785,617,489

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value

MarketSoft Software Corp. escrow (acquired 2/9/06,
cost $2,953) (Private)(RES)(NON)(F)	182,257	$7,910
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $311,442) (Private)(RES)(NON)(F)	122,060	12

Total convertible preferred stocks (cost $314,395)		$7,922

SHORT-TERM INVESTMENTS (20.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$143,486,049	$143,255,032
Putnam Prime Money Market Fund (e)	19,398,525	19,398,525

Total short-term investments (cost $162,653,557)		$162,653,557

TOTAL INVESTMENTS

Total investments (cost $881,483,294) (b)		$948,278,968

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	1	$384,525	Dec-07	$10,021

Total				$10,021

NOTES

(a) Percentages indicated are based on net assets of $792,484,276.

(b) The aggregate identified cost on a tax basis is $881,664,836, resulting in gross unrealized appreciation and depreciation of $95,125,289 and $28,511,157, respectively, or net unrealized appreciation of $66,614,132.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2007 was $7,922 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $138,021,819. Certain of these securities were sold prior to period-end. The fund received cash collateral of $143,255,032 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $598,881 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $270,669,838 and $259,119,449, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $10,021 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007